FINANCE COSTS (Details) - USD ($)		12 Months Ended
	May 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest expense on lease liabilities		$ 284,631	$ 876,321
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights		82,850	125,290
Accretion expense on common shares, retractable		0	2,031,863
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	$ (2,130,583)	(2,130,583)	0
Financing costs		2,489,123	0
Other		(51,090)	(246,769)
Finance costs		955,422	8,332,477
Borrowings costs, capitalized within intangible assets and property, plant and equipment		5,093,206	40,322
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowings costs, capitalized within intangible assets and property, plant and equipment		2,214,906	12,022
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowings costs, capitalized within intangible assets and property, plant and equipment		$ 2,878,300	117
Interest On Convertible Debt Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings costs, capitalized within intangible assets and property, plant and equipment			9,310
Accretion Expense On Common Shares, Retractable
Disclosure of detailed information about borrowings [line items]
Borrowings costs, capitalized within intangible assets and property, plant and equipment			$ 18,873
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation		5.68%	14.42%
Long-term debt
Disclosure of detailed information about borrowings [line items]
Interest on borrowings		$ 280,491	$ 3,042,675
Convertible debt instruments
Disclosure of detailed information about borrowings [line items]
Interest on borrowings		$ 0	$ 2,503,097